Vesting, Withdrawals and Distributions	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Description of Plan [Line Items]
Vesting, Withdrawals and Distributions	Vesting, Withdrawals and Distributions
Contributions are always fully vested, except for the RIA contributions. Upon completion of three years of employment, RIA contributions become fully vested and may be withdrawn from the Plan only after termination. In general, participants’ accounts are disbursed from the Plan after termination of employment, but under certain circumstances, a portion of their accounts may be withdrawn while still actively employed, subject to certain limitations and restrictions.
After participants terminate employment for any reason, accounts may be distributed to the participant or to the participant’s designated beneficiary. Distribution from the Plan may be deferred until the age of 73, if the participant’s account exceeds five thousand dollars. Distributions are made either in a single payment, quarterly installments, or annuity purchase. Upon participant request, the Plan also allows the distribution of Parker common shares for amounts held in the Parker Stock Fund and Parker Stock Match Fund. The Plan provides that mandatory or involuntary lump-sum distributions in an amount less than one thousand dollars shall only be made in the form of an automatic rollover IRA. Dividends received by the Parker Stock Match Fund are either paid to the participants quarterly, annually, or reinvested quarterly, at the participants’ election.